Balances and Transactions with Related Parties and Affiliated Companies - Additional Information (Detail) - MXN ($) $ in Millions	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
FEMSA [member]
Statement [line items]
Purchases and other expenses of coca cola femsa	$ 5,826	$ 6,462
Coca Cola Company [member]
Statement [line items]
Purchases of concentrate from The Coca-Cola Company	24,760	25,219
Heineken group [member]
Statement [line items]
Purchases of raw material, beer and operating expenses from Heineken	$ 11,487	$ 10,173